FINANCE EXPENSES AND INCOME - Finance Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expenses And Income
Interest income	R$ 2,167.7	R$ 1,101.6	R$ 2,245.5
Interest and foreign exchange rate on loans to/from related parties	37.1	42.5	10.6
Financial instruments at fair value through profit or loss	95.5	77.0	242.6
Other financial results	565.3	78.9	49.9
Finance income, before adoption of new accounting policies	2,865.6	1,300.0	2,548.6
Effect of application of IAS 29 (hyperinflation)	1,603.5	922.4	447.4
Finance income	R$ 4,469.1	R$ 2,222.4	R$ 2,996.0